Consolidated Statement of Comprehensive Income £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£) £ / shares
Consolidated Statement of Comprehensive Income
Revenue	£ 132
Cost of sales	(64)
Gross profit	68
Research and development expenses	(24,291)
Administrative expenses	(264,260)
Related party administrative expenses	(108)
Other operating income	11,352
Operating loss	(277,239)
Finance income	32,590
Finance costs	(92)
Related party finance costs	(483)
Net finance income/(costs)	32,015
Loss before tax	(245,224)
Net loss for the period	(245,224)
Foreign exchange translation differences	(85)
Total comprehensive loss for the year	£ (245,309)
Basic loss per share | £ / shares	£ (1.98)
Diluted loss per share | £ / shares	£ (1.98)